Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current federal
Current state
Current foreign	18	17
Total current tax provision (benefit)	18	17
Deferred federal
Deferred state
Deferred foreign
Total deferred tax provision (benefit)
Total income tax provision (benefit)	$ 18	$ 17